Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2018
Intangible Assets (Details) [Line Items]
Impairment loss	$ 29,440	$ 87,745
Brand Ambassador Agreement [Member]
Intangible Assets (Details) [Line Items]
Historical cost			$ 105,295
Trademarks [Member]
Intangible Assets (Details) [Line Items]
Historical cost			$ 29,440